Finite Life Intangible Assets (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Finite-lived intangible assets, gross	$ 253,779	$ 188,312
Less accumulated amortization	(80,137)	(53,692)
Finite-life intangibles, net	173,642	134,620
Customer Relationships
Finite-lived intangible assets, gross	$ 208,451	147,617
Weighted-Average remaining life, (years)	5 years 4 months 24 days
Customer Relationships | Minimum
Useful Life	5 years
Customer Relationships | Maximum
Useful Life	10 years
Trademarks
Finite-lived intangible assets, gross	$ 38,546	35,878
Weighted-Average remaining life, (years)	6 years
Trademarks | Minimum
Useful Life	2 years
Trademarks | Maximum
Useful Life	10 years
Noncompete Agreements
Finite-lived intangible assets, gross	$ 6,241	4,276
Weighted-Average remaining life, (years)	4 years 4 months 24 days
Noncompete Agreements | Minimum
Useful Life	1 year
Noncompete Agreements | Maximum
Useful Life	5 years
Internally developed software
Finite-lived intangible assets, gross	$ 541	$ 541
Useful Life	10 years
Weighted-Average remaining life, (years)	6 years 9 months 18 days